General	12 Months Ended
Dec. 31, 2018
General [Abstract]
General	GENERAL

A.    GENERAL

Elbit Systems Ltd. (“Elbit Systems” or the “Company”) is an Israeli corporation that is 45.80% owned by the Federmann Group. Elbit Systems’ shares are traded on the Nasdaq National Market in the United States (“Nasdaq”) and on the Tel-Aviv Stock Exchange (“TASE”). Elbit Systems and its subsidiaries (collectively the “Company”) are engaged mainly in the fields of defense, homeland security and commercial aviation. Elbit Systems’ major wholly-owned subsidiaries are the Elbit Systems of America, LLC (“ESA”) companies, Elbit Systems Electro-Optics Elop Ltd. (“Elop”), Elbit Systems Land and C4I Ltd. (“ESLC”), Elbit Systems EW and SIGINT - Elisra Ltd. (“Elisra”) and IMI Systems Ltd. (“IMI”).

 B.    SALES TO GOVERNMENTAL AGENCIES

The Company derives a majority of its revenues from direct or indirect sales to governments or governmental agencies. As a result, these sales are subject to the special risks associated with sales to governments or governmental agencies. These risks include, among others, dependence on the resources allocated by governments to defense programs, changes in governmental priorities, anti-corruption regulations, changes in governmental regulations, cyber security and information assurance requirements and changes in governmental approvals regarding export licenses required for the Company’s products and for its suppliers. As for major customers, refer to Note 23C.

C.	ACQUISITIONS AND INVESTMENTS

1.
In April 2018, the Company completed the acquisition of the assets and operations of the privately-owned U.S. company Universal Avionics Systems Corporation (“Universal”) for a total consideration of approximately $123,581. Universal is a developer and manufacturer of commercial avionics systems for the retrofit and forward-fit market for a wide range of fixed and rotary aircraft types.

Based on a purchase price allocation ("PPA") performed by an independent adviser, the purchase price was attributed to the fair value of assets acquired and liabilities assumed as follows:

	Fair value	Expected useful lives
Net tangible assets and liabilities assumed (current and non-current)	52,509
Technology	21,128	15 years
Customer relationships	13,924	15 years
Trademark	4,960	20 years
Goodwill	31,060
	123,581

The results of operations of Universal were consolidated from the date of acquisition. Pro forma information has not been provided, since the impact of Universal's financial results was not material to the revenue and net income of the Company.

Goodwill represents the purchase price paid in excess of the fair value of net tangible and intangible assets acquired.

Note 1 -    GENERAL (Cont.)

C.	ACQUISITIONS AND INVESTMENTS (Cont.)

2.
In the second quarter of 2018, an Israeli subsidiary operating in the filed of commercial cybersecurity, was deconsolidated following an investment by a third party, which holds certain substantial participation rights, resulting in loss of control over the subsidiary. As a result, the Company recognized in other operating income a net gain related to the revaluation the shares held by the Company of approximately $42,000 (see Note 6C(1)). In addition, in the second quarter of 2018, a third party invested in a newly established Israeli subsidiary acting in the area of surgeon-centered visualization technologies, resulting in loss of control of the subsidiary because the third party investor holds certain substantial participation rights. As a result, the Company recognized in other operating income a net gain of approximately $3,500 related to revaluation of the shares held by the Company (see Note 6C(2)).

3.
On November 25, 2018, the Company completed the acquisition of 100% of the interests in an Israeli company, IMI Systems Ltd. and its subsidiaries (collectively: "IMI"), for a total nominal consideration of approximately $520,000 (approximately NIS 1,900 million).The consideration is comprised of the following: approximately $380,000 (approximately NIS 1,400 million) paid in cash, approximately $24,000 (approximately NIS 90 million) is contingent consideration recorded at fair value, subject to IMI achieving agreed performance goals, which may become payable on the occurrence of certain future events, and approximately $94,000 (approximately NIS 350 million) at present value are deferred payments to be paid in 2020 and 2022.

The results of operations of IMI were consolidated in the Company's financial statements commencing on the date of acquisition and were immaterial to the Company's results of operations for the year ended December 31, 2018.

IMI is engaged primarily in the development and manufacture of precision munitions and armored vehicle survivability and protection systems.

Based on a preliminary PPA performed by independent advisors, the purchase price was attributed to the fair value of assets acquired and liabilities assumed from the seller as follows:

	Fair value	Average expected useful lives
Net tangible assets and liabilities assumed (current and non-current)	$39,405
Employees benefit liabilities, net	(386,101)
Premises evacuation	370,089
Backlog	18,600	mainly 10
Technology	52,905	mainly 8
Customer relationships	52,131	mainly 10
Goodwill	351,426
	$498,455

The Company is in the process of completing the valuation of the net tangible and intangible assets acquired and liabilities assumed, and its estimate of these values was still preliminary on December 31, 2018. Therefore, these provisional amounts are subject to change as the Company completes the valuation throughout the measurement period, which will be completed within 12 months of the acquisition date.

Goodwill represents the purchase price paid in excess of the fair value of net tangible and intangible assets acquired, and is attributable primarily to expected synergies, economies of scale and the assembled workforce of IMI.

Further to the acquisition agreement, the Company will be entitled to premises evacuation compensation in the amount of approximately $365,000 (approximately NIS 1,365 million) , which will be received upon the relocation of certain of IMI's facilities.
Note 1 -    GENERAL (Cont.)

C.	ACQUISITIONS AND INVESTMENTS (Cont.)

3. Following are the supplemental consolidated financial results of the Company on an unaudited pro forma basis, as if the IMI acquisition had been consummated on January 1, 2017 (unaudited):

	December 31,
	2018	2017
Proforma revenue	4,028,656	3,941,825
Proforma net income (loss)	(18,758)	216,109

Proforma earning (loss) per share:
Basic	(0.44)	5.06
Diluted	(0.44)	5.05

These pro forma results were based on estimates and assumptions, which the Company believes are reasonable. They are not necessarily the results that would have been realized had the Company and IMI been a combined company during the periods presented and are not necessarily indicative of the Company's consolidated results of operations in future periods. The pro forma results include adjustments related to purchase accounting, primarily amortization of intangible assets, depreciation related to the excess of cost over equity attributable to purchased real estate, property, plant and equipment and elimination of intercompany transactions.

4.	Expenses related to the IMI acquisition and other non-recurring expenses:

During the fourth quarter of 2018, following the acquisition of IMI, the Company initiated a reorganization plan, which includes charges related to the integration of IMI, primarily associated with plans to abandon duplicate facilities, manufacturing and supply chain infrastructure, write-off of pre-contract costs and impairment of property, plant and equipment and intangible assets. Total expenses related to the IMI acquisition and other non-recurring expenses amounted to approximately $69,464, as follows:

Expense type	2018
Inventory write-off	$43,487
Employees related costs(*)	12,709
Long lived assets write-off	2,700
Intangibles write-off	5,520
Other	5,048
$69,464

Expense category	2018
Cost of revenue	$66,636
Marketing and selling	128
Other income	2,700
$69,464

(*)
Employees related costs represent non-recurring expenses related to certain reorganizational activities, primarily related to one-time payments to certain Israeli subsidiaries' employees under collective bargaining agreements. In addition, other income includes impairment charges on one of the Company's affiliates that was assessed to be impaired given the more advanced IMI technology.

Note 1 -    GENERAL (Cont.)

C.	ACQUISITIONS AND INVESTMENTS (Cont.)

5.
In June 2017, the Company completed the acquisition of a 100% interest in a Canadian company for a purchase price of approximately $20,200, of which $10,500 is contingent consideration, which may become payable on the occurrence of certain future events. Based on a PPA performed by an independent adviser, the purchase price was attributed mainly to goodwill (approximately $9,500) and to other intangible assets (approximately $9,500). The results of operation of the acquired company were consolidated in the Company's financial statements commencing on the date of acquisition. The effects on consolidated revenues and net income were immaterial. Pro-forma information was not provided due to immateriality. As of December 31, 2018 the contingent consideration was $10,013.

6.
In June 2017, the Company completed the acquisition of a 100% interest in a Brazilian company for a purchase price of approximately $23,000, of which approximately $9,700 is contingent consideration, which may become payable on the occurrence of certain future events. Based on a PPA performed by an independent adviser, the purchase price was attributed mainly to goodwill (approximately $15,600) and to other intangible assets (approximately $12,300). The results of operation of the acquired company were consolidated in the Company's financial statements commencing on the date of acquisition. The effects on consolidated revenues and net income were immaterial. Pro-forma information was not provided due to immateriality. As of December 31, 2018 the contingent consideration was $8,245.

7.
In the third quarter of 2016, a third party invested in a newly established Israeli subsidiary acting in the area of energy technology solutions for civilian transportation applications. The third party investor holds certain substantial participation rights. As a result, the Company recognized in other operating income a net gain of approximately $10,500 related to valuation of the shares previously held by the Company. See note 6B(5).

8.
In the first quarter of 2016, an Israeli subsidiary was deconsolidated following an investment by a third party, which holds certain substantial participating rights. As a result, the Company recognized in other operating income a net gain related to the revaluation of the investment of approximately $7,000.

9.
In July 2015, the Company acquired a division from an Israeli-based company (the “Seller”), for a total consideration of approximately $154,000, of which approximately $40,000 is contingent consideration, which may become payable on the occurrence of certain future events. In December 2016, following certain claims and allegations demanding indemnification pursuant to the asset purchase agreement, the Company signed a settlement agreement with the Seller, in which the parties agreed on certain cash payments and a reduction of up to $4,000 from any contingent consideration payment to Seller. During 2018 and 2017, the Company recognized reductions of approximately $4,500 and $31,200 , respectively, in its earn-out contingent liability consideration related to the acquisition of the division, since the Company concluded that the acquired division had not achieved the performance requirements necessary for making contingent earn-out payments. Further, in May 2018, the period in which the Seller could have filed a dispute over the earn-out computation, expired without any claim or demand from the Seller. The income resulting from the reductions in the contingent consideration liability was recognized in general and administrative expenses.